Goodwill and Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]

6.	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2020 and 2021:

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2019:
Goodwill	¥105,339	¥490,883	¥27,487	¥2,300	¥626,009
Accumulated impairment losses (2)	—	(177,750)	(14,368)	—	(192,118)

	105,339	313,133	13,119	2,300	433,891
Goodwill acquired during the fiscal year (1)	34,553	260,639	178,308	—	473,500
Impairment loss	(32,868)	(350,942)	—	—	(383,810)
Foreign currency translation adjustments and other	(1,354)	(12,877)	8,276	—	(5,955)

Balance at March 31, 2020:
Goodwill	138,538	738,645	214,071	2,300	1,093,554
Accumulated impairment losses	(32,868)	(528,692)	(14,368)	—	(575,928)

	¥105,670	¥209,953	¥199,703	¥2,300	¥517,626
Goodwill acquired during the fiscal year (1)	1,105	—	4,164	—	5,269
Impairment loss	(30,525)	(117,039)	—	—	(147,564)
Foreign currency translation adjustments and other	456	(10,001)	5,066	—	(4,479)

Balance at March 31, 2021:
Goodwill	140,099	728,644	223,301	2,300	1,094,344
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)

	¥76,706	¥82,913	¥208,933	¥2,300	¥370,852

Notes:
(1)	See Note 2 for the goodwill acquired in connection with acquisitions.
(2)	Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a process that compares the carrying amount of a reporting unit with its fair value. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
For the fiscal year ended March 31, 2019, there were no

impairment losses recognized. For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥241,356 million of an impairment of goodwill relating to

Danamon reporting unit within the Global Commercial Banking Business Group Segment, which is included in impairment of goodwill in the accompanying consolidated statements of income. In determining the acquisition price of Bank Danamon, the results of multiple valuation techniques were considered with an expectation to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia. After the acquisition of Danamon by MUFG Bank, Danamon’s market capitalization decreased. As a result, the fair value of the reporting unit as an exit price was measured on June 30, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit, including goodwill, reflecting a reduction in stock price as well as changes in the inputs to the valuation techniques in comparison to those considered in determining the acquisition price such as discount rate. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥62,157 million of impairment of goodwill relating to Krungsri reporting unit within the Global Commercial Banking Business Group segment. The global economic slowdown led to slowing economic growth in Thailand and the decline of Krungsri’s stock price. As a result, the fair value of the reporting unit was measured on December 31, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill as the fair value had fallen below the carrying amount of the reporting unit. The measurement of the fair value of the reporting unit was primarily based on a market approach, and was also corroborated by multiple valuation techniques.
For the fiscal year ended March 31, 2020, the MUFG Group recognized ¥80,297 million in impairment of goodwill relating to MUAH reporting unit within the Global Commercial Banking Business Group segment and Global Corporate & Investment Banking Business Group segment. Due to the decline in interest rates and slower growth than previously forecasted, cash flow projections for reporting units were lowered. The combination of these events led management to believe that the fair values of certain reporting units were below carrying value. As a result, the fair value of the reporting unit was measured on December 31, 2019 for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. The income approach estimates the fair value of the reporting units by discounting management’s projections of each reporting unit’s cash flows, including a terminal value to estimate the fair value of cash flows beyond the final year of projected results, using a discount rate derived from the Capital Asset Pricing Model. The market approach incorporates comparable public company price to tangible book value and price to earnings multiples.
For the fiscal year ended March 31, 2021, the MUFG Group recognized ¥147,564 million in impairment of goodwill relating to MUAH reporting unit within the Global Commercial Banking Business Group segment and Global Corporate & Investment Banking Business Group segment. Due largely to increases in observed market discount rates, the fair values of the reporting units were lowered. This led management to believe that the fair values of certain reporting unit was below carrying value. As a result, the fair value of the reporting unit was measured for the quantitative goodwill impairment test, and led to impairment of goodwill with the fair value fallen below the carrying amount of the reporting unit. The MUFG Group estimated the fair value of its reporting units using a combination of the income and the market approaches. This goodwill impairment includes the impact of an intervening event due to economic environment triggered by
COVID-19
for the three-month period ended March 31, 2020.
The MUFG Group consolidates certain subsidiaries, including MUAH, based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous.

Other Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2020 and 2021:

	2020			2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,852,273	¥2,096,635	¥755,638	¥3,025,769	¥2,249,340	¥776,429
Customer relationships	567,886	264,636	303,250	555,796	290,641	265,155
Core deposit intangibles	174,802	100,022	74,780	164,979	102,958	62,021
Trade names	94,748	38,055	56,693	92,422	41,629	50,793
Other	17,374	5,769	11,605	16,136	5,640	10,496

Total	¥3,707,083	¥2,505,117	1,201,966	¥3,855,102	¥2,690,208	1,164,894

Intangible assets not subject to amortization:
Other (1)			37,560			20,100

Total			¥1,239,526			¥1,184,994

Note:
(1)	Intangible assets not subject to amortization includes ¥29,641 million and ¥11,355 million of mortgage servicing rights accounted for at fair value at March 31, 2020 and 2021, respectively.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2020 amounted to ¥538,925 million, which primarily consisted of ¥291,821 million of software, ¥44,140 million of core deposit intangibles, ¥180,414 million of customer relationships and ¥16,402 million of trade names. The weighted average amortization periods for these assets are 5 years, 10 years, 17 years and 23 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2020 amounted to ¥23,804 million.
Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2021 amounted to ¥255,336 million, which primarily consisted of ¥251,452 million of software and ¥3,765 million of customer relationships. The weighted average amortization periods for these assets are 5 years and 21 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2021 amounted to ¥1,960 million.
For the fiscal years ended March 31, 2019, 2020 and 2021, the MUFG Group recognized ¥118,108 million, ¥3,732 million and ¥21,680 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.
The impairment loss for the fiscal year ended March 31, 2019 included a loss of ¥137,186 million relating to software held by certain consumer finance subsidiary under the Retail & Commercial Banking Business Group segment. The consumer finance subsidiary determined to fundamentally review its current system integration plan, comprehensively taking into account the scale, complexity and the degree of difficulty for the system development to respond rapid changes in payments market in an appropriate manner, at the meeting of the Board of Directors on March 25, 2019. The consumer finance subsidiary considered software under development unlikely to have cost reduction effect and remain in use in the future, and reevaluated the profitability of existing software in relation to its system integration plan. As a result, it was determined that carrying amounts of both system software under development and long lived assets group of credit business, including existing system software, land, buildings, and equipment and furniture exceeded their fair values, and ¥87,596 million and ¥28,494 million of impairment losses were recognized on system software under development and existing software, respectively. In computing the amount of impairment losses, the fair value was primarily estimated using an income approach. The income approach is based on the present value of expected cash flows, which represents market participant perspective. In addition to the impairments on software, ¥21,096 million of impairment losses on long-lived assets, including land, buildings, and equipment and furniture, were recognized.
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2022	¥267,181
2023	228,631
2024	193,748
2025	150,403
2026	100,619